Selling, General and Administrative Expenses	6 Months Ended
Jun. 30, 2025
Selling, General and Administrative Expenses [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
6.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Staff expense	$2,722,106	$3,180,497
Professional fees	569,064	582,489
Depreciation and amortization expense	501,330	452,299
Rental expense	177,086	173,246
Other service fees	114,659	187,858
Travelling and entertainment expense	101,403	170,596
Other expenses*	521,008	113,470
	$4,706,656	$4,860,455

*	Other expenses mainly comprised of utilities expense, repairs and maintenance, cleaning expense, office expenses, stamp duties, training costs, etc.